                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-09237

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  1111 East Warrenville Road, Naperville,
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Asset Management,
                                         Inc., 1111 East Warrenville Road,
                                         Naperville, Illinois
                                         60563-1493

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  December 31, 2003

DATE OF REPORTING PERIOD:  January 1, 2003 through June 30, 2003

                        Item 1. Reports to Stockholders

                                   CALAMOS(R)
                        Strategies for Serious Money(R)



                          GROWTH AND INCOME PORTFOLIO

                      Formerly named Convertible Portfolio


                              SEMI--ANNUAL REPORT

                                 JUNE 30, 2003





                         [CALAMOS INVESTMENTS(R) LOGO]

                        CALAMOS FINANCIAL SERVICES, INC.
                            1111 E. Warrenville Road
                        Naperville, Illinois 60563-1463
                                  800.582.6959
                                www.calamos.com

                      CALAMOS GROWTH AND INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

PRINCIPAL
 AMOUNT                                             VALUE
 ------                                             -----
CONVERTIBLE BONDS (54.3%)
            CAPITAL GOODS - INDUSTRIAL (9.5%)
$  135,000  Briggs & Stratton Corp. (b)
            5.000%, 05/15/2006                  $   155,588
    45,000  Brooks-PRI
            Automation, Inc. (b)
            4.750%, 06/01/2008                       38,250
            General Motors Corp. (c)
     5,700  6.250%, 07/15/2033                      141,930
    15,000  5.250%, 03/06/2032                      336,000
    90,000  Kaydon Corp. (b)
            4.000%, 05/23/2023                       91,912
            Tyco International, Ltd. (b)
   385,000  3.125%, 01/15/2023                      423,500
   310,000  2.750%, 01/15/2018                      335,575
   250,000  Veeco Instruments, Inc.
            4.125%, 12/21/2008                      230,000
                                                -----------
                                                  1,752,755

            CAPITAL GOODS - TECHNOLOGY (14.6%)
   150,000  Adaptec, Inc. (b)
            3.000%, 03/05/2007                      145,125
   300,000  Advanced Energy
            Industries, Inc.
            5.000%, 09/01/2006                      299,250
   150,000  Bisys Group, Inc. (b)
            4.000%, 03/15/2006                      148,312
   300,000  Computer Associates
            International, Inc. (b)
            1.625%, 12/15/2009                      405,375
   180,000  Cypress Semiconductor
            Corp. (b)
            1.250%, 06/15/2008                      188,325
   136,000  First Data Corp.
            2.000%, 03/01/2008                      152,320
   180,000  Juniper Networks, Inc. (b)
            0.000%, 06/15/2008                      166,725
   200,000  L-3 Communications
            Holdings (b)
            5.250%, 06/01/2009                      233,750
   180,000  Liberty Media Corp.
            (Motorola) (b)
            3.500%, 01/15/2031                      136,350

PRINCIPAL
 AMOUNT                                             VALUE
 ------                                             -----
$  140,000  McDATA Corp. (b)
            2.250%, 02/15/2010                  $   229,075
   160,000  Micron Technology, Inc. (b)
            2.500%, 02/01/2010                      191,800
    65,000  Photronics, Inc. (b)
            4.750%, 12/15/2006                       63,294
   125,000  Symantec Corp.
            3.000%, 11/01/2006                      176,250
   165,000  Yahoo!, Inc. (b)
            0.000%, 04/01/2008                      178,200
                                                -----------
                                                  2,714,151

            CONSUMER CYCLICAL (7.2%)
   225,000  International Game
            Technology (b)
            0.000%, 01/29/2033                      145,687
   240,000  J.C. Penney Company, Inc. (b)
            5.000%, 10/15/2008                      234,900
   400,000  Lear Corp. (b)
            0.000%, 02/20/2022                      188,500
   660,000  Royal Caribbean Cruises, Ltd.
            0.000%, 02/02/2021                      286,275
            The Gap, Inc.
   140,000  5.750%, 03/15/2009 (b)                  188,825
    85,000  5.750%, 03/15/2009                      114,644
   160,000  Walt Disney Company
            2.125%, 04/15/2023                      167,000
                                                -----------
                                                  1,325,831

            CONSUMER GROWTH STAPLES (11.0%)
            Alza Corp.
            (Johnson & Johnson)
    45,000  0.000%, 07/28/2020 (b)                   32,288
   150,000  0.000%, 07/28/2020                      107,625
    55,000  AmerisourceBergen Corp. (b)
            5.000%, 12/01/2007                       79,063
   210,000  Amgen, Inc.
            0.000%, 03/01/2032                      165,900
   180,000  Genentech, Inc. (b)
            0.000%, 01/19/2015                      139,725
   210,000  Hasbro, Inc. (b)
            2.750%, 12/01/2021                      231,000

               See accompanying Notes to Schedule of Investments

                      CALAMOS GROWTH AND INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

PRINCIPAL
AMOUNT                                              VALUE
------                                              -----
$  170,000  Health Management
            Associates, Inc.
            0.250%, 08/16/2020                  $   109,225
   200,000  Liberty Media Corp.
            (AOL Time Warner) (b)
            0.750%, 03/30/2023                      227,500
   165,000  Liberty Media Corp.
            (Viacom, Inc.)
            3.250%, 03/15/2031                      172,425
    50,000  LifePoint Hospitals, Inc. (b)
            4.500%, 06/01/2009                       48,562
    76,000  Medtronic, Inc.
            1.250%, 09/15/2021                       79,230
   240,000  Reebok International, Ltd. (b)
            4.250%, 03/01/2021                      259,200
   315,000  Watson
            Pharmaceuticals, Inc. (b)
            1.750%, 03/15/2023                      382,331
                                                -----------
                                                  2,034,074

            CONSUMER STAPLES (1.9%)
   100,000  Bunge, Ltd (b)
            3.750%, 11/15/2022                      113,125
   340,000  General Mills, Inc. (b)
            0.000%, 10/28/2022                      242,675
                                                -----------
                                                    355,800

            ENERGY (0.5%)
    90,000  Halliburton Company, Inc. (b)
            3.125%, 07/15/2023                       91,125

            FINANCIAL (5.2%)
   195,000  Equity Office Properties Trust
            7.250%, 11/15/2008                      207,431
   300,000  Goldman Sachs, MTN
            1.000%, 12/12/2007                      290,625
    85,000  Providian Financial Corp.
            4.000%, 05/15/2008                       94,669
   300,000  Select Insurance Group (b)
            1.615%, 09/24/2032                      128,250
    85,000  Silicon Valley Bancshares (b)
            0.000%, 06/15/2008                       79,475

PRINCIPAL
AMOUNT                                              VALUE
------                                              -----
$    6,850  Travelers Property
            Casualty Corp. (c)
            4.500%, 04/15/2032                  $   169,264
                                                -----------
                                                    969,714

            TELECOMMUNICATIONS (3.7%)
   170,000  Comverse Technology, Inc.
            0.000%, 05/15/2023                      183,175

            Lucent Technologies, Inc.
    50,000  2.750%, 06/15/2023                       45,562
   135,000  2.750%, 06/15/2025                      125,719
   110,000  Nextel
            Communications, Inc. (b)
            5.250%, 01/15/2010                      103,950
   145,000  UTStarcom, Inc. (b)
            0.875%, 03/01/2008                      234,900
                                                -----------
                                                    693,306

            UTILITIES (0.7%)
    50,000  CenterPoint Energy, Inc. (b)
            3.750%, 05/15/2023                       52,000
    75,000  Reliant Resources, Inc. (b)
            5.000%, 08/15/2010                       73,875
                                                -----------
                                                    125,875

            TOTAL CONVERTIBLE BONDS
            (Cost $9,504,108)                    10,062,631

  NUMBER OF
   SHARES                                           VALUE
   ------                                           -----
CONVERTIBLE PREFERRED STOCKS (29.3%)
            BASIC INDUSTRIES (1.0%)
     1,695  International Paper Company
            5.250%                                   83,479
     1,600  United States Steel Corp.
            7.000%                                   97,360
                                                -----------
                                                    180,839

            CAPITAL GOODS - INDUSTRIAL (3.6%)
     1,600  Allied Waste Industries, Inc.
            6.250%                                   93,800

               See accompanying Notes to Schedule of Investments

                       CALAMOS GROWTH AND INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

         NUMBER OF
          SHARES                                           VALUE
          ------                                           -----
          13,200     Ford Motor Company
                     Capital Trust II
                     6.500%                              $  573,540
                                                         ----------
                                                            667,340

                     CAPITAL GOODS - TECHNOLOGY (4.0%)
           8,800     Electronic Data Systems Corp.
                     7.625%                                 194,040
           4,400     Motorola, Inc.
                     7.000%                                 143,440
             650     Northrop Grumman Corp.
                      7.250%                                 66,138
           2,650     Raytheon Company
                     8.250%                                 151,686
           1,700     Xerox Corp.
                     6.250%                                 178,245
                                                         ----------
                                                            733,549

                     CONSUMER CYCLICAL (1.6%)
           3,350     Newell Financial Trust I
                     5.250%                                 159,544
           3,500     Toys "R" Us, Inc.
                     6.250%                                 136,150
                                                         ----------
                                                            295,694

                     CONSUMER GROWTH STAPLES (4.5%)
           2,100     Anthem, Inc.
                     6.000%                                 196,518
           7,800     Baxter International, Inc.
                     7.000%                                 382,629
           5,800     Cendant Corp.
                     7.750%                                 262,392
                                                         ----------
                                                            841,539

                     CREDIT CYCLICALS (4.0%)
           3,000     New York Community
                     Capital Trust V
                     6.000%                                 190,125
                     Washington Mutual, Inc.
           5,300     5.375% (b)                             314,025
           3,900     5.375%                                 231,075
                                                         ----------
                                                            735,225
         NUMBER OF
          SHARES                                           VALUE
          ------                                           -----
                     ENERGY (0.9%)
           3,700     Kerr-McGee Corp.
                     (Devon Energy)
                     5.500%                              $  176,194

                     FINANCIAL (6.2%)
           6,500     Chubb Corp.
                     7.000%                                 171,925

           3,550     Commerce Capital Trust II (b)
                     5.950%                                 188,150
           1,600     Equity Office Properties Trust
                     5.250%                                  79,520
           4,750     LaBranche & Company, Inc.
                     6.750%                                 110,437
           3,475     National Australia Bank, Ltd.
                     7.875%                                 134,969
           4,400     Prudential Financial, Inc.
                     6.750%                                 246,400
           1,000     Reinsurance Group of America, Inc.
                     5.750%                                  55,625
             775     State Street Corp.
                     6.750%                                 160,367
                                                         ----------
                                                          1,147,393

                     TELECOMMUNICATIONS (1.4%)
           5,300     ALLTEL Corp.
                     7.750%                                 263,675

                     TRANSPORTATION (0.6%)
           2,244     Union Pacific Capital Trust
                     6.250%                                 113,041

                     UTILITIES (1.5%)
           4,000     Calpine Capital Trust III
                     5.000%                                 150,500
           4,200     CenterPoint Energy, Inc.
                     (AOL Time Warner)
                     2.000%                                 134,484
                                                         ----------
                                                            284,984
                     TOTAL CONVERTIBLE
                     PREFERRED STOCKS
                     (Cost $5,422,720)                    5,439,473

               See accompanying Notes to Schedule of Investments

                       CALAMOS GROWTH AND INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

         NUMBER OF
          SHARES                                           VALUE
          ------                                           -----
COMMON STOCKS (14.4%)
                     CAPITAL GOODS - INDUSTRIAL (0.8%)
           6,500     Waste Management, Inc.              $  156,585
                     Conversion Corp. (a)
                     CAPITAL GOODS - TECHNOLOGY (5.1%)
          15,000     American Power                         234,150
          20,000     Cisco Systems, Inc. (a)                335,800
           2,400     Electronic Arts, Inc. (a)              177,360
           8,000     Microsoft Corp.                        205,120
                                                         ----------
                                                            952,430

                     CONSUMER CYCLICAL (1.4%)
           2,230     Boeing Company                          76,534
           9,300     Walt Disney Company                    183,675
                                                         ----------
                                                            260,209

                     CONSUMER GROWTH STAPLES (3.7%)
           1,350     Amgen, Inc. (a)                         89,694
           2,900     Merck & Company, Inc.                  175,595
          12,000     Mylan Laboratories, Inc.               417,240
                                                         ----------
                                                            682,529

                     CONSUMER STAPLES (0.6%)
           3,257     Dean Foods Company (a)                 102,595

    PRINCIPAL
      AMOUNT                                                VALUE
      ------                                                -----
                     FINANCIAL (2.8%)
           2,800     Countrywide Financial Corp.         $  194,796
          20,275     Sovereign Bancorp, Inc.                317,302
                                                         ----------
                                                            512,098

                     TOTAL COMMON STOCKS
                     (Cost $2,094,219)                    2,666,446

    PRINCIPAL
      AMOUNT                                                VALUE
      ------                                                -----
SHORT TERM INVESTMENTS (10.5%)
$        538,000     Exxon Mobil Corporation
                     1.000%, 07/01/2003                     538,000
       1,413,049     Bank of New York Institutional
                     Cash Reserve Fund(d),
                     current rate 1.270%                  1,413,049
                                                        -----------

                     TOTAL SHORT TERM INVESTMENTS
                     (Cost $1,951,049)                    1,951,049
                                                        -----------

TOTAL INVESTMENTS (108.5%)
(Cost $18,972,096)                                       20,119,599
LIABILITIES, LESS OTHER
ASSETS (-8.5%)                                           (1,573,428)
                                                        -----------

NET ASSETS (100.0%)                                     $18,546,171
                                                        ===========

NOTES TO SCHEDULE OF INVESTMENTS

(a) Non-income producing security.

(b) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities generally are issued to qualified institutional buyers, such as the Portfolio, and any resale by the Portfolio must be exempt transactions, normally to other qualified institutional investors, unless exchanged pursuant to registration rights, pursuant to sale. At June 30, 2003 the market value of 144A securities that cannot be exchanged pursuant to registration rights is $3,176,192 or 17.1% of net assets of the Portfolio.

(c) Security trades at a price that takes into account the value, if any, of accrued but unpaid interest.

(d) Security is purchased with the cash collateral from securities loaned.

MTN - Medium Term Notes





                 See accompanying Notes to Financial Statements

                    CALAMOS GROWTH AND INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)

ASSETS
  Investments, at value (cost $18,972,097) - including $1,385,894 of securities loaned        $    20,119,599
  Cash with custodian (interest bearing)                                                               70,415
  Accrued interest and dividends receivable                                                            68,406
  Receivable for investments sold                                                                      55,750
  Receivable for Fund shares sold                                                                         169
  Other assets                                                                                         14,736
                                                                                              ---------------
    Total Assets                                                                                   20,329,075
                                                                                              ---------------

LIABILITIES AND NET ASSETS
  Payable for investments purchased                                                                   321,862
  Payable for Fund shares redeemed                                                                      4,094
  Payable to investment advisor                                                                        38,807
  Accounts payable and accrued liabilities                                                              5,092
  Payable upon return of securities loaned                                                          1,413,049
                                                                                              ---------------
    Total Liabilities                                                                               1,782,904
                                                                                              ---------------

NET ASSETS                                                                                    $    18,546,171
                                                                                              ===============

ANALYSIS OF NET ASSETS
Paid in Capital                                                                               $    18,938,293
Undistributed net investment income (loss)                                                            133,112
Accumulated net realized gain (loss) on investments                                                (1,672,737)
Unrealized appreciation of investments                                                              1,147,503
                                                                                              ---------------

NET ASSETS                                                                                    $    18,546,171
                                                                                              ===============

Net Assets Applicable to Shares Outstanding                                                   $    18,546,171
Shares Outstanding                                                                                  1,595,577
Net Asset Value and Redemption Price Per Share                                                $         11.62

                       CALAMOS GROWTH AND INCOME PORTFOLIO

STATEMENT OF OPERATIONS
FOR SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

INVESTMENT INCOME
Interest                                                                           $       299,239
Dividends                                                                                  189,439
Securities lending income                                                                      190
                                                                                   ---------------
  Total Investment Income                                                                  488,868
                                                                                   ---------------
EXPENSES
Investment advisory fees                                                                    62,321
Accounting fees                                                                             10,154
Audit and legal fees                                                                        15,041
Custodian fees                                                                               3,014
Transfer agent fees                                                                          2,138
Trustees' fees                                                                              10,654
Other                                                                                        5,815
                                                                                   ---------------
  Total Expenses                                                                           109,137
Less Expenses waived                                                                       (22,985)
                                                                                   ---------------
  Net Expenses                                                                              86,152
                                                                                   ---------------
NET INVESTMENT INCOME                                                                      402,716
                                                                                   ---------------

REALIZED AND UNREALIZED GAIN (LOSS )
Net realized gain (loss) on investments                                                    217,484
Change in net unrealized appreciation/depreciation on investments                        1,474,737
                                                                                   ---------------
NET GAIN (LOSS) ON INVESTMENTS                                                           1,692,221
                                                                                   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                                        $     2,094,937
                                                                                   ===============

                 See accompanying Notes to Financial Statements

                   CALAMOS GROWTH AND INCOME PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2002

                                                                                    SIX MONTHS              YEAR
                                                                                       ENDED                ENDED
                                                                                     JUNE 30,             DECEMBER 31,
                                                                                       2003                  2002
                                                                                   ------------           ------------
OPERATIONS
Net investment income                                                              $    402,716           $    613,431
Net realized gain (loss) on investments                                                 217,484               (750,644)
Change in net unrealized appreciation/depreciation on investments                     1,474,737               (545,919)
                                                                                   ------------           ------------
  Net increase (decrease) in net assets resulting from operations                     2,094,937               (683,132)
                                                                                   ------------           ------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                                  (298,362)              (529,483)
Net realized gains                                                                            -                      -
                                                                                   ------------           ------------
  Total Distributions                                                                  (298,362)              (529,483)
                                                                                   ------------           ------------

NET INCREASE IN NET ASSETS FROM
    CAPITAL SHARE TRANSACTIONS                                                          886,199              1,971,727
                                                                                   ------------           ------------

TOTAL INCREASE IN NET ASSETS                                                          2,682,774                759,112
                                                                                   ------------           ------------

NET ASSETS
Beginning of period                                                                  15,863,397             15,104,285
                                                                                   ------------           ------------
End of period                                                                      $ 18,546,171           $ 15,863,397
                                                                                   ============           ============

Undistributed Net Investment Income                                                $    133,112           $    198,971

                 See accompanying Notes to Financial Statements

                    NOTES TO FINANCIAL STATEMENTS (unaudited)


NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - CALAMOS ADVISORS TRUST, a Massachusetts business trust organized February 17, 1999 (the "Trust"), consists of a single series, CALAMOS Growth and Income Portfolio (the "Portfolio"), formerly named CALAMOS Convertible Portfolio. The Trust currently offers the Portfolio's shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio commenced investment operations on May 19, 1999. The Portfolio seeks current income as its primary objective with capital appreciation as its secondary objective.

PORTFOLIO VALUATION - In computing the net asset value of the Portfolio, securities, including options, that are traded on a national securities exchange and securities reported on the Nasdaq National Market System are valued at the last reported sales price. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Each outstanding futures contract is valued at the official settlement price for the contract on the exchange on which the contract is traded, except that if the market price of the contract has increased or decreased by the maximum amount permitted on the valuation date ("up or down the limit"), the contract is valued at a fair value as described below. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is valued at a fair value following procedures approved by the board of trustees or a committee thereof. These procedures may utilize valuations furnished by pricing services approved by the board of trustees or a committee thereof, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FEDERAL INCOME TAXES - No provision has been made for Federal income taxes since the Portfolio elected to be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 and has made such distributions to shareholders as to be relieved of all Federal income taxes.

DIVIDENDS - Dividends payable to shareholders are recorded on the ex-dividend date. Income and capital gain dividends are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

                    NOTES TO FINANCIAL STATEMENTS (unaudited)


USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.


NOTE 2 - INVESTMENT ADVISOR AND TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with CALAMOS ASSET MANAGEMENT, INC. ("CAM"), the Portfolio pays an investment advisory fee at the annual rate of 0.75% of the average daily net assets of the Portfolio.

CAM has undertaken to limit normal operating expenses of the Portfolio to 1.00% of average daily net assets through May 31, 2003. As of June 1, 2003, CAM will no longer waive expenses for the Portfolio. For the six months ended June 30, 2003, CAM waived expenses of $22,985.

Certain portfolio transactions for the Portfolio can be executed through CALAMOS FINANCIAL SERVICES, INC. ("CFS") as broker, consistent with the Portfolio's policy of obtaining best price and execution. During the six months ended June 30, 2003, the Portfolio paid no brokerage commissions to CFS on purchases and sales of portfolio securities.

Certain officers and trustees of the Trust are also officers and directors of CFS and CAM. All officers and affiliated trustees serve without direct compensation from the Trust.

The Portfolio has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" of CAM and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Portfolio in order to defer payment of income taxes or for other reasons. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the trustee. The value of a trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the Funds of the CALAMOS INVESTMENT TRUST as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Deferred compensation investments of $14,555 are included in "Other Assets" on the Statement of Assets and Liabilities at June 30, 2003. The Portfolio's obligation to make payments under the Plan is a general obligation of the Portfolio.

NOTE 3 - INVESTMENTS

Purchases and sales of investments other than short-term obligations for the six months ended June 30, 2003 were as follows:

    Purchases                               $  6,177,184
    Proceeds from sales                        5,306,571

                    NOTES TO FINANCIAL STATEMENTS (unaudited)


The following information is presented on an income tax basis as of June 30, 2003. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences. The cost basis of investments for tax purposes at June 30, 2003 was as follows:

   Cost basis of investments                          $18,815,496
   Gross unrealized appreciation                        1,968,375
   Gross unrealized depreciation                          664,272
   Net unrealized appreciation                          1,304,103


NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions during the years ended December 31 was as follows:

Distributions paid from:                   2002                  2001
                                           ----                  ----
  Ordinary Income                      $     529,483         $     484,693
  Net Long-Term Capital Gain                       -                     -
                                       -------------         -------------
  Total Taxable Distribution           $     529,483         $     484,693

As of December 31, 2002, the components of accumulated earnings/(losses) on a tax basis were as follows:

   Undistributed ordinary income - net                       $   436,199
   Undistributed capital losses - net                                  -
                                                             -----------
   Total undistributed earnings - net                            436,199
   Accumulated capital losses                                 (1,903,834)*
   Unrealized gain/(losses) - net                               (557,746)**
                                                             -----------
   Total accumulated earnings/(losses) - net                 $(2,025,381)


* As of December 31, 2002, the Portfolio had net tax basis capital loss carryforwards of $513,242, which will expire, if not used, in 2010, a capital loss carryforward of $1,030,662, which, if not used, will expire in 2009 and a capital loss carryforward of $7,506, which will expire, if not used, in 2007.

     In addition, the Portfolio had a Post-October capital loss of $352,425 which will be treated as having occurred on January 1, 2003.

** The difference between book-basis and tax-basis unrealized gains/(losses) is attributable to the difference between book and tax amortization methods for premiums and discounts on fixed income securities and other temporary book/tax differences.

                   NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 5 - CAPITAL SHARE TRANSACTIONS

The following table summarizes the activity in capital shares of the Portfolio:

Six months ended June 30, 2003:

                                               SHARES                 DOLLARS
                                               ------                 -------
Shares sold                                     156,153            $ 1,706,982
Shares issued in reinvestment
  of distributions                               26,741                298,361
Less shares redeemed                           (103,557)            (1,119,144)
                                            -----------            -----------
     Share Increase                              79,337            $   886,199
                                            ===========            ===========


Year ended December 31, 2002:

                                               SHARES                 DOLLARS
                                               ------                 -------
Shares sold                                     385,637            $ 4,191,882
Shares issued in reinvestment
  of distributions                               49,651                529,483
Less shares redeemed                           (257,137)            (2,749,638)
                                            -----------            -----------
     Share Increase                             178,151            $ 1,971,727
                                            ===========            ===========



NOTE 6 - OTHER

SECURITIES LENDING - Effective May 28, 2003, the Portfolio began lending its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Portfolio would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities, if, in the investment manager's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the investment manager will monitor the creditworthiness of the firms to which the Portfolio lends securities. At June 30, 2003, the Portfolio had securities valued at $1,385,894 that were on loan to brokers and the Portfolio had $1,413,049 in cash collateral. Income generated from securities lending for the period May 28, 2003 to June 30, 2003 was $190.

PROXY VOTING POLICIES - A description of the CALAMOS Proxy Voting Policies and Procedures is available by calling (800) 582-6959, by visiting its website at www.calamos.com or by writing CALAMOS at: CALAMOS INVESTMENTS, Attn: Client Services, 1111 East Warrenville Road, Naperville, IL 60563, and on the Securities and Exchange Commission's website at www.sec.gov.

                      CALAMOS GROWTH AND INCOME PORTFOLIO


FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                          (UNAUDITED)
                                                          SIX MONTHS
                                                            ENDED                                                      MAY 19,
                                                           JUNE 30,              YEAR ENDED DECEMBER 31,              TO DEC 31,
                                                             2003            2002          2001           2000           1999
                                                          ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    10.46     $    11.29     $    12.30     $    12.18     $    10.00
                                                          ----------     ----------     ----------     ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.24           0.43           0.38           0.31           0.09
Net realized and unrealized gain (loss) on investments          1.11          (0.89)         (0.99)          0.39           2.23
                                                          ----------     ----------     ----------     ----------     ----------
     Total from investment operations                           1.35          (0.46)         (0.61)          0.70           2.32
                                                          ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS:
Dividends from net investment income                           (0.19)         (0.37)         (0.40)         (0.30)         (0.09)
Dividends from net realized gains                                  -              -              -          (0.28)             -
Distributions paid from capital                                    -              -              -              -          (0.05)
                                                          ----------     ----------     ----------     ----------     ----------
     Total distributions                                       (0.19)         (0.37)         (0.40)         (0.58)         (0.14)
                                                          ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF PERIOD                            $    11.62     $    10.46     $    11.29     $    12.30     $    12.18
                                                          ==========     ==========     ==========     ==========     ==========

Total Return (a)                                               13.11%         (4.10%)        (4.87%)         5.72%         23.19%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000)                           $   18,546     $   15,863     $   15,104     $   10,859     $    2,542
Ratio of net expenses to average net assets                     1.04% *        1.00%          1.00%          1.00%          1.00% *
Ratio of net investment income to average net assets            4.85% *        3.98%          3.41%          3.01%          3.10% *
Ratio of gross expenses to average net assets prior to
  waiver of expenses by the advisor                             1.31% *        1.78%          1.28%          3.44%          9.86% *


PORTFOLIO TURNOVER RATE                                        64.85% *       42.88%         57.57%         70.51%         31.65% *



 *  Annualized
(a) Total return is not annualized for periods that are less than a full year.

                     INDEPENDENT ACCOUNTANT'S REVIEW REPORT


The Board of Trustees and Shareholders
Calamos Advisors Trust -
         Calamos Growth and Income Portfolio


We have reviewed the accompanying statement of assets and liabilities of Calamos Advisors Trust (comprising the Calamos Growth and Income Portfolio), including the schedule of investments, as of June 30, 2003, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended June 30, 2003. These interim financial statements are the responsibility of the Portfolio's management.

We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with auditing standards generally accepted in the United States of America, the statement of changes in net assets for the year ended December 31, 2002, and financial highlights for each of the years in the period ended December 31, 2002, and in our report dated February 13, 2003, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

                                                        /S/ Ernst & Young LLP



Chicago, Illinois
August 1, 2003

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED.]

ITEM 9.  CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

b) During the first quarter of the registrant's fiscal year ended December 31, 2003, the registrant enhanced its internal controls to better capture the appropriate tax accounting treatment for certain types of securities known as "contingent debt obligations" and "trust preferred stock". The registrant's adviser and other service providers have dedicated significant resources and have implemented various improvements to apply the appropriate tax treatment to such securities. Additionally, the registrant's adviser has monthly meetings with the registrant's other service providers and tax accounting service providers to determine appropriate tax accounting treatment.

ITEM 10.  EXHIBITS.

(a)  Code of Ethics -- Not applicable for semi-annual reports.

(b)(1)  Certification of Principal Executive Officer.

(b)(2)  Certification of Principal Financial Officer.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By:    /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  September 4, 2003

By:    /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  September 4, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust

By:   /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  September 4, 2003

By:   /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  September 4, 2003